                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  Oppenheimer Rochester Virginia Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                                                Coupon      Maturity        Value
------------                                                                             ------     ----------   ------------
Municipal Bonds and Notes--116.1%
Virginia--57.5%
$    100,000   Albemarle County, VA IDA (Westminster-Canterbury of the Blue Ridge)        5.000%    01/01/2031   $     90,256
      20,000   Alexandria, VA IDA (Alexandria Hospital)                                   5.500     07/01/2014         20,076
      30,000   Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)      5.375     02/15/2024         30,014
     410,000   Alexandria, VA Redevel. & Hsg. Authority (CRS Alexandria Hsg. Corp.)       6.125     10/01/2029        415,502
       5,000   Broadway, VA IDA (Bridgewater College)                                     5.375     04/01/2033          4,638
     265,000   Buena Vista, VA Public Recreational Facilities Authority (Golf Course)     5.500     07/15/2035        232,911
   2,400,000   Celebrate, VA North Community Devel. Authority Special Assessment          6.750     03/01/2034      1,818,048
      15,000   Chesapeake, VA IDA (Chesapeake Court House)                                5.250     06/01/2017         15,046
      65,000   Chesapeake, VA Redevel. & Hsg. Authority (Chesapeake Crossing Seniors
               Community Three)                                                           6.200     04/01/2028         46,912
     500,000   Chesterfield County, VA EDA (VA Electric & Power Company)                  5.600     11/01/2031        499,955
     720,000   Chesterfield County, VA Health Center (Lucy Corr Village)                  6.250     12/01/2038        690,466
      25,000   Danville, VA IDA (Collegiate Hsg. Foundation)                              6.500     06/01/2014         25,213
      70,000   Danville, VA IDA Educational Facilities (Averett University)               6.000     03/15/2016         70,131
     265,000   Dulles, VA Town Center CDA (Dulles Town Center)                            6.250     03/01/2026        254,750
      25,000   Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor House)        5.875     08/01/2027         25,020
     135,000   Fairfax County, VA Redevel. & Hsg. Authority (Paul Spring Retirement
               Center)                                                                    6.000     12/15/2028        135,135
     200,000   Farms New Kent, VA Community Devel. Authority Special Assessment           5.125     03/01/2036        142,112
   1,220,000   Farms New Kent, VA Community Devel. Authority Special Assessment           5.450     03/01/2036        900,665
   1,250,000   Farms New Kent, VA Community Devel. Authority Special Assessment           5.800     03/01/2036        959,700
   2,540,000   Halifax County, VA IDA (Old Dominion Electric Cooperative)                 5.625     06/01/2028      2,624,023
     170,000   Henrico County, VA IDA (Browning-Ferris Industries)                        5.875     03/01/2017        170,134
      50,000   Henrico County, VA IDA (Collegiate School)                                 5.100     10/15/2029         50,019
     700,000   Isle Wight County, VA IDA Environmental Improvement (International
               Paper Company)                                                             6.600     05/01/2024        705,481
     125,000   James City County, VA IDA (Anheuser-Busch Companies)                       6.000     04/01/2032        125,040
      10,000   Lancaster County, VA IDA (Rappahannock Westminster Canterbury)             6.000     04/01/2032          8,680
   1,000,000   Lewistown, VA Commerce Center Community Devel. Authority                   6.050     03/01/2027        450,000
      20,000   Lexington, VA IDA (Carilion Stonewall JacksonHospital)                     6.875     07/01/2020         20,249
      35,000   Lexington, VA IDA (Stonewall Jackson Hospital)                             7.000     07/01/2030         35,207
      65,000   Loudoun County, VA IDA (Dulles Airport Marriott Hotel)                     7.125     09/01/2015         65,060
      10,000   Lynchburg, VA IDA (Lynchburg College)                                      5.250     09/01/2028          9,918


                1 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                                                Coupon      Maturity        Value
------------                                                                             ------     ----------   ------------
$     15,000   Lynchburg, VA IDA (The Summit)                                             6.125%    01/01/2021   $     14,078
   1,500,000   Manassas Park, VA Economic Devel. Authority                                6.000     07/15/2035      1,503,315
      10,000   Manassas, VA GO                                                            6.000     05/01/2014         10,228
     100,000   New Port, VA CDA                                                           5.600     09/01/2036         52,188
      35,000   Norfolk, VA Airport Authority (Air Cargo)                                  6.250     01/01/2030         33,263
     300,000   Norfolk, VA EDA, Series A                                                  6.000     11/01/2036        220,107
      10,000   Norfolk, VA GO                                                             5.750     06/01/2017         10,018
     815,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)    6.125     01/01/2035        720,077
      30,000   Norfolk, VA Water                                                          5.900     11/01/2025         30,033
   2,040,000   Norton, VA IDA (Norton Community Hospital)                                 6.000     12/01/2022      2,040,938
     120,000   Peninsula, VA Ports Authority (The Brinks Company)                         6.000     04/01/2033        123,059
     415,000   Peninsula, VA Ports Authority Health Care Facilities (Bon Secours
               Health Systems)                                                            5.250     08/15/2023        415,125
   1,500,000   Peninsula, VA Town Center Community Devel. Authority Special Obligation    6.350     09/01/2028      1,488,660
   3,100,000   Peninsula, VA Town Center Community Devel. Authority Special Obligation    6.450     09/01/2037      3,007,031
      75,000   Prince William County, VA IDA (Melrose Apartments)                         5.400     01/01/2029         56,511
   1,750,000   Prince William County, VA Multifamily Hsg. Pass-Through Certificates
               (Woodward Gables)                                                          5.600     11/01/2034      1,638,998
      45,000   Richmond, VA IDA (Virginia Commonwealth University Real Estate
               Foundation)                                                                5.550     01/01/2031         45,523
       5,000   Richmond, VA Metropolitan Authority (Expressway)                           5.400     01/15/2013          5,136
      25,000   Roanoke, VA IDA (Virginia Lutheran Homes)                                  6.000     12/01/2032         21,365
   1,100,000   Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt.
               Rogers)                                                                    6.500     08/01/2028      1,096,447
   1,000,000   Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt.
               Rogers)                                                                    6.500     08/01/2038        947,030
       5,000   Suffolk, VA IDA (Hotel & Conference Center)                                5.125     10/01/2035          5,671
   2,950,000   Suffolk, VA IDA (Lake Prince Center)                                       5.150     09/01/2024      2,691,639
     400,000   Suffolk, VA IDA (Lake Prince Center)                                       5.300     09/01/2031        348,076
     410,000   Suffolk, VA Redevel. & Hsg. Authority (Hope Village Apartments)            5.600     02/01/2033        420,886
   1,200,000   VA Celebrate South CDA Special Assessment                                  6.250     03/01/2037        837,600
     310,000   VA College Building Authority Educational Facilities (Regent
               University)                                                                5.000     06/01/2036        291,970
     218,000   VA Gateway Community Devel. Authority                                      6.375     03/01/2030        211,218
     100,000   VA H2O Community Devel. Authority                                          5.200     09/01/2037         57,789
      50,000   VA Hsg. Devel. Auth. (Rental Hsg.)                                         6.000     04/01/2020         50,069
      65,000   VA Hsg. Devel. Authority (Rental Hsg.)                                     6.000     08/01/2017         65,092
      75,000   VA Hsg. Devel. Authority, Series D                                         6.000     04/01/2024         75,099
   3,000,000   VA Hsg. Devel. Authority, Series E                                         6.250     07/01/2031      3,246,900
     150,000   VA Hsg. Devel. Authority, Series E                                         6.375     01/01/2036        162,746
     235,000   VA Multifamily Hsg. (The Broad Point/American International Group)(1)      5.950     11/01/2033        211,279
      20,000   VA Resources Authority Airports, Series B                                  5.125     08/01/2027         19,988
   1,500,000   VA Small Business Financing Authority (Hampton Roads Proton)               9.000     07/01/2039      1,570,410


                2 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                                                Coupon      Maturity        Value
------------                                                                             ------     ----------   ------------
$  8,000,000   VA Small Business Financing Authority (Sentara Healthcare)(2)              5.000%    11/01/2040   $  8,180,480
     250,000   VA Small Business Financing Authority (Wellmont Health System)             5.250     09/01/2037        230,645
  22,000,000   VA Tobacco Settlement Authority                                            5.770(3)  06/01/2047        663,960
 173,000,000   VA Tobacco Settlement Authority                                           10.040(3)  06/01/2047      5,601,740
      25,000   Virginia Beach, VA Devel. Authority (Our Lady of Perpetual Help Health
               Center)                                                                    5.700     07/01/2011         25,028
      45,000   Virginia Beach, VA Devel. Authority (Our Lady of Perpetual Help Health
               Center)                                                                    6.150     07/01/2027         41,378
     420,000   Virginia Beach, VA Industrial Devel. Revenue (Holiday Inn)                 7.250     12/01/2012        420,013
     550,000   Washington County, VA IDA (Mountain States Health Alliance)                7.250     07/01/2019        633,105
     360,000   Washington County, VA IDA (Mountain States Health Alliance)                7.500     07/01/2029        410,742
     250,000   Washington County, VA IDA (Mountain States Health Alliance)                7.750     07/01/2038        285,243
   3,425,000   Watkins Centre, VA Community Devel. Authority                              5.400     03/01/2020      3,339,204
   3,150,000   White Oaks, VA Village Shops Community Devel. Authority Special
               Assessment                                                                 5.300     03/01/2017      3,165,561
                                                                                                                 ------------
                                                                                                                   57,383,022
U.S. Possessions--44.8%
     200,000   Guam GO                                                                    6.750     11/15/2029        215,072
     400,000   Guam GO                                                                    7.000     11/15/2039        436,296
      35,000   Guam Hsg. Corp. (Single Family Mtg.)                                       5.750     09/01/2031         38,547
     500,000   Guam Power Authority, Series A(4)                                          5.500     10/01/2030        499,225
     980,000   Northern Mariana Islands Commonwealth, Series A                            5.000     06/01/2017        898,043
   1,190,000   Northern Mariana Islands Commonwealth, Series A                            5.000     06/01/2030        999,719
     255,000   Puerto Rico Aqueduct & Sewer Authority                                     0.000(5)  07/01/2024        257,178
     750,000   Puerto Rico Aqueduct & Sewer Authority                                     6.000     07/01/2038        786,368
   1,600,000   Puerto Rico Aqueduct & Sewer Authority                                     6.000     07/01/2044      1,673,344
     200,000   Puerto Rico Children's Trust Fund (TASC)                                   5.375     05/15/2033        190,752
     550,000   Puerto Rico Children's Trust Fund (TASC)                                   5.625     05/15/2043        475,695
  25,800,000   Puerto Rico Children's Trust Fund (TASC)                                   6.417(3)  05/15/2050        877,974
   1,000,000   Puerto Rico Commonwealth GO                                                6.000     07/01/2039      1,058,410
   1,250,000   Puerto Rico Commonwealth GO                                                6.500     07/01/2037      1,382,688
     115,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2026        118,198
     350,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2027        358,204
     580,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2028        593,595
     200,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2029        203,740
     210,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2030        213,431
     225,000   Puerto Rico Electric Power Authority, Series AAA                           5.250     07/01/2031        228,499
   1,000,000   Puerto Rico Highway & Transportation Authority                             5.250     07/01/2030      1,004,310
     250,000   Puerto Rico Highway & Transportation Authority(4)                          5.300     07/01/2035        250,095
     500,000   Puerto Rico Highway & Transportation Authority                             5.500     07/01/2023        526,630
       5,000   Puerto Rico IMEPCF (American Home Products)                                5.100     12/01/2018          5,011
      15,000   Puerto Rico Infrastructure                                                 5.000     07/01/2041         14,473
     250,000   Puerto Rico Infrastructure                                                 5.000     07/01/2046        240,328
     100,000   Puerto Rico Infrastructure                                                 5.500     07/01/2024        107,289
     310,000   Puerto Rico Infrastructure                                                 6.800(3)  07/01/2029         91,999


                3 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                                                Coupon      Maturity        Value
------------                                                                             ------     ----------   ------------
$  1,000,000   Puerto Rico Infrastructure                                                 7.000%(3) 07/01/2033   $    216,400
     500,000   Puerto Rico Infrastructure                                                 7.000(3)  07/01/2035         93,085
   3,110,000   Puerto Rico Infrastructure                                                 7.002(3)  07/01/2032        722,702
     820,000   Puerto Rico Infrastructure                                                 7.050(3)  07/01/2042         90,356
   5,600,000   Puerto Rico Infrastructure                                                 7.391(3)  07/01/2030      1,533,224
      90,000   Puerto Rico Infrastructure (Mepsi Campus)                                  5.600     10/01/2014         91,508
   1,825,000   Puerto Rico Infrastructure (Mepsi Campus)                                  6.250     10/01/2024      1,791,073
     905,000   Puerto Rico Infrastructure (Mepsi Campus)                                  6.500     10/01/2037        847,026
   4,535,000   Puerto Rico Infrastructure Financing Authority                             6.800(3)  07/01/2031      1,135,745
     700,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.000     03/01/2026        652,358
     745,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.000     03/01/2036        652,397
     110,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2019        110,135
     250,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2029        240,195
     750,000   Puerto Rico ITEMECF (Cogeneration Facilities)                              6.625     06/01/2026        756,293
      25,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)       6.250     07/01/2024         25,024
     500,000   Puerto Rico ITEMECF (University of the Sacred Heart)                       5.250     09/01/2031        486,265
     105,000   Puerto Rico Port Authority (American Airlines), Series A                   6.250     06/01/2026         81,543
   1,000,000   Puerto Rico Public Buildings Authority                                     5.625     07/01/2039      1,028,800
     250,000   Puerto Rico Public Buildings Authority                                     6.250     07/01/2031        281,928
   1,515,000   Puerto Rico Public Buildings Authority                                     6.750     07/01/2036      1,690,195
   1,500,000   Puerto Rico Public Buildings Authority                                     7.000     07/01/2021      1,667,265
     500,000   Puerto Rico Public Buildings Authority                                     7.000     07/01/2025        545,370
      25,000   Puerto Rico Public Finance Corp., Series A                                 5.250     08/01/2031         25,883
     145,000   Puerto Rico Public Finance Corp., Series A                                 5.750     08/01/2027        151,235
      65,000   Puerto Rico Public Finance Corp., Series A                                 6.000     08/01/2015         66,055
  19,650,000   Puerto Rico Sales Tax Financing Corp., Series A                            6.070(3)  08/01/2054      1,120,836
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series A                            6.500     08/01/2044      1,113,040
  13,950,000   Puerto Rico Sales Tax Financing Corp., Series A                            7.287(3)  08/01/2056        697,779
     250,000   Puerto Rico Sales Tax Financing Corp., Series C                            0.000(5)  08/01/2032        202,618
   8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(2)                         5.750     08/01/2057      8,456,840
     200,000   V.I. HFA, Series A                                                         6.500     03/01/2025        200,206
     300,000   V.I. Public Finance Authority (Hovensa Refinery)                           4.700     07/01/2022        276,609
     900,000   V.I. Public Finance Authority (Hovensa Refinery)                           5.875     07/01/2022        908,766
     620,000   V.I. Public Finance Authority (Hovensa Refinery)                           6.125     07/01/2022        627,477
     400,000   V.I. Public Finance Authority, Series A                                    5.000     10/01/2039        389,184
     750,000   V.I. Public Finance Authority, Series A                                    6.375     10/01/2019        761,625
   1,250,000   V.I. Water & Power Authority, Series A                                     5.000     07/01/2031      1,229,250
                                                                                                                 ------------
                                                                                                                   44,711,403
District of Columbia--13.8%
     150,000   Metropolitan Washington D.C. Airport Authority                             5.375     10/01/2029        155,180
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road -
               Metrorail)                                                                 0.000(5)  10/01/2044      2,987,600
   1,500,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)          1.426(3)  10/01/2041      1,098,375
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)          7.170(3)  10/01/2040        779,200
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)          7.910(3)  10/01/2040        703,200


                4 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                                                Coupon      Maturity        Value
------------                                                                             ------     ----------   ------------
$  8,000,000   Metropolitan Washington D.C. Airport Authority, Series A(2)                5.000%    10/01/2035   $  7,999,000
                                                                                                                 ------------
                                                                                                                   13,722,555
Total Investments, at Value (Cost $115,577,353)-116.1%                                                            115,816,980
Liabilities in Excess of Other Assets-(16.1)                                                                      (16,026,304)
                                                                                                                 ------------
Net Assets-100.0%                                                                                                $ 99,790,676
                                                                                                                 =============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                LEVEL 1--            LEVEL 2--           LEVEL 3--
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                 PRICES         OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -----------------   -----------------   -------------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Virginia                        $--             $ 57,383,022             $--           $ 57,383,022
   U.S. Possessions                 --               44,711,403              --             44,711,403
   District of Columbia             --               13,722,555              --             13,722,555
                                   ---             ------------             ---           ------------
Total Assets                       $--             $115,816,980             $--           $115,816,980
                                   ---             ------------             ---           ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:


                5 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

CDA       Communities Devel. Authority
EDA       Economic Devel. Authority
GO        General Obligation
HFA       Housing Finance Agency
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such


                6 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       -------------------------------
Purchased securities               $743,940

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $18,000,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $24,636,320 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,000,000 in short-term floating rate notes issued and outstanding at that date.


                7 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                              COUPON    MATURITY
 AMOUNT      INVERSE FLOATER(1)                                       RATE (2)     DATE        VALUE
----------   ------------------------------------------------------   --------   --------   ----------
$2,000,000   Metropolitan Washington D.C. Airport Authority ROLs(3)    17.328%    10/1/35   $1,999,000
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             20.489      8/1/57    2,456,840
 2,000,000   VA Small Business Financing Authority ROLs(3)             17.628     11/1/40    2,180,480
                                                                                            ----------
                                                                                            $6,636,320
                                                                                            ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $18,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost          $97,603,997(1)
                                ===========
Gross unrealized appreciation   $ 5,746,894
Gross unrealized depreciation    (5,507,267)
                                -----------
Net unrealized appreciation     $   239,627
                                ===========

(1.) The Federal tax cost of securities does not include cost of $17,973,356, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                8 | Oppenheimer Rochester Virginia Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010